Business Combinations - Schedule of the purchase price allocation (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 307,970	$ 3,747	₨ 246,989	₨ 139,127
Capco And Its Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Net assets			4,667
Fair value of customer-related intangibles			24,273
Fair value of marketing-related intangibles			8,083
Deferred tax liabilities on intangible assets			(9,383)
Total			27,640
Goodwill			81,890
Total purchase price			109,530
Cash and cash equivalents			4,278
Fair value of acquired trade receivables included in net assets			6,167
Gross contractual amount of acquired trade receivables			6,181
Less: Allowance for lifetime expected credit loss			(14)
Transaction costs included in general and administrative expenses			358
Ampion Holdings Pty Ltd and Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Net assets			1,235
Fair value of customer-related intangibles			1,748
Fair value of marketing-related intangibles			460
Deferred tax liabilities on intangible assets			(663)
Total			2,780
Goodwill			6,322
Total purchase price			9,102
Cash and cash equivalents			855
Fair value of acquired trade receivables included in net assets			1,074
Gross contractual amount of acquired trade receivables			1,074
Less: Allowance for lifetime expected credit loss			0
Transaction costs included in general and administrative expenses			49
Edgile, LLC [Member]
Disclosure of detailed information about business combination [line items]
Net assets			1,306
Fair value of customer-related intangibles			1,717
Fair value of marketing-related intangibles			1,160
Deferred tax liabilities on intangible assets			0
Total			4,183
Goodwill			12,993
Total purchase price			17,176
Cash and cash equivalents			907
Fair value of acquired trade receivables included in net assets			819
Gross contractual amount of acquired trade receivables			819
Less: Allowance for lifetime expected credit loss			0
Transaction costs included in general and administrative expenses			152
LeanSwift Solutions Inc. and Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Net assets			195
Fair value of customer-related intangibles			63
Fair value of marketing-related intangibles			111
Deferred tax liabilities on intangible assets			(49)
Total			320
Goodwill			1,305
Total purchase price			1,625
Cash and cash equivalents			145
Fair value of acquired trade receivables included in net assets			201
Gross contractual amount of acquired trade receivables			217
Less: Allowance for lifetime expected credit loss			(16)
Transaction costs included in general and administrative expenses			₨ 88
Rizing Intermediate Holdings Inc and its subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Net assets	3,936
Fair value of customer-related intangibles	3,894
Fair value of marketing-related intangibles	482
Deferred tax liabilities on intangible assets	(1,750)
Total	6,562
Goodwill	37,283
Total purchase price	43,845
Cash and cash equivalents	2,114
Fair value of acquired trade receivables included in net assets	3,220
Gross contractual amount of acquired trade receivables	3,233
Less: Allowance for lifetime expected credit loss	(13)
Transaction costs included in general and administrative expenses	99
Convergence Acceleration Solutions, LLC [Member]
Disclosure of detailed information about business combination [line items]
Net assets	532
Fair value of customer-related intangibles	1,708
Fair value of marketing-related intangibles	0
Deferred tax liabilities on intangible assets	0
Total	2,240
Goodwill	3,347
Total purchase price	5,587
Cash and cash equivalents	127
Fair value of acquired trade receivables included in net assets	452
Gross contractual amount of acquired trade receivables	452
Less: Allowance for lifetime expected credit loss	0
Transaction costs included in general and administrative expenses	₨ 19
Two Thousand And Twenty One Acquistions [Member]
Disclosure of detailed information about business combination [line items]
Net assets				1,285
Fair value of customer-related intangibles				2,460
Fair value of marketing-related intangibles				828
Deferred tax liabilities on intangible assets				(432)
Total				4,141
Goodwill				9,660
Total purchase price				₨ 13,801